Accounts Receivable, net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, net
Accounts Receivable, net

6.Accounts Receivable, net

Accounts receivable, net, consists of accounts receivables less allowance for doubtful accounts. The following table presents the movement of the allowance for doubtful accounts:

	As of December 31,	As of December 31,	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	275,526	259,820	188,319
Allowance made during the year	87,219	96,298	114,885
Recoveries	(91,965)	(114,374)	(74,110)
Amount written off against the allowance	(10,960)	(53,425)	(1,299)

Balance at end of the year	259,820	188,319	227,795

As of December 31, 2016 and 2017, the accounts receivable balance includes RMB 155,770 and RMB 394,190 respectively, which represents subsidy portion of revenue that will be received after the Company’s power plants are listed in the Subsidy Catalogue (Note 2(p)). The Company assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customers’ financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, and the insurance company that ultimately insures the Company against customer credit default. During the year ended December 31, 2017, for sales of solar cells, the Company provided credit terms of up to 90 days to customers with good credit-worthiness as determined by the Company’s credit assessment. For sales of solar modules, which generally require a longer credit terms according to industry practice, credit terms of up to 180 days were granted to customers with good credit-worthiness. For the years ended December 31, 2015, 2016 and 2017, provisions, net of recoveries, of RMB (4,746), RMB (18,076) and RMB 40,775, respectively, were (reversed)/made against accounts receivable for estimated losses resulting from the inability of the customers to make payments as well as a few customers that had financial and operational difficulties. Recoveries of the accounts receivable balance in 2015 were mainly due to the swap of fully reserved (in 2013) accounts receivable balance from Datang Angli for equity method investment with the amount of RMB 39,498 (Refer to Note 4(a) Investment in Datang Angli) and cash collection from other customers. Recoveries of the accounts receivable balance in 2016 were resulted from multiple customers’ ability to make payment in light of the market revival.